SECURITIES AND EXCHANGE COMMISSION
	            WASHINGTON D.C. 20549

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Friedberg Investment Management
Address: 1717 St. Jame Suite 675
Houston, TX 77056

13F File Number: 28-12057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Reichek
Title: Vice President of Research
Phone: 713-622-2332

Signature, Place, and Date of Signing:
May 2, 2013
Report Type (Check only one.):


[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  87
Form 13F Information Table Value Total:  $216,128,000

List of Other Included Managers:
NONE

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------  -------
 Allete Inc                    COM               018522300   2463     50237   SH       SOLE                 3720              46517
 Am. Water Works               COM               030420103   906      21870   SH       SOLE                 3100              18770
 American Tower Corp           COM               029912201   4796     62350   SH       SOLE                 6310              56040
 Ametek Inc                    COM               031100100   5844     134775  SH       SOLE                 18330             116445
 Ansys                         COM               03662Q105   6425     78910   SH       SOLE                 9740              69170
 Balchem                       COM               057665200   2087     47495   SH       SOLE                 14080             33415
 BioMed Realty                 COM               09063H107   989      45790   SH       SOLE                 7200              38590
 Bonanza Creek Energy          COM               097793103   1637     42330   SH       SOLE                 6750              35580
 BP PLC                        ADR               055622104   237      5600    SH       SOLE                 0                 5600
 Brookfld Infrstr. Prtnrs      LP INT UNIT       G16252101   1922     50500   SH       SOLE                 7600              42900
 Campus Crest Comm             COM               13466Y105   1020     73350   SH       SOLE                 8000              65350
 Cardtronics Inc               COM               14161H108   884      32180   SH       SOLE                 8900              23280
 Catamaran Corp                COM               148887102   4707     88760   SH       SOLE                 12910             75850
 Celgene                       COM               151020104   823      7100    SH       SOLE                 0                 7100
 Clean Harbors                 COM               184496107   4069     70040   SH       SOLE                 11200             58840
 Coca-Cola                     COM               191216100   960      23730   SH       SOLE                 1800              21930
 Copart                        COM               217204106   271      7900    SH       SOLE                 0                 7900
 Core Laboratories             COM               N22717107   6556     47535   SH       SOLE                 5750              41785
 Coresite Realty               COM               21870Q105   3623     103585  SH       SOLE                 580               103005
 Costco                        COM               22160K105   2339     22040   SH       SOLE                 1030              21010
 Digital Globe                 COM               25389M877   6414     221860  SH       SOLE                 30270             191590
 Digital Realty                COM               253868103   4975     74348   SH       SOLE                 6500              67848
 Disney                        COM               254687106   335      5900    SH       SOLE                 0                 5900
 Duke Energy                   COM               26441C105   387      5331    SH       SOLE                 0                 5331
 Enterprise Prod. Ptnrs        LP INT UNIT       293792107   2051     34017   SH       SOLE                 8900              25117
 Entertainment Prprts          COM               29380T105   260      4990    SH       SOLE                 0                 4990
 EOG Resources                 COM               26875P101   2984     23300   SH       SOLE                 3350              19950
 Esterline Technologies        COM               297425100   4270     56405   SH       SOLE                 5650              50755
 Excel Trust Inc               COM               30068C109   383      28040   SH       SOLE                 2800              25240
 Genesee & Wyoming             COM               371559105   1888     20280   SH       SOLE                 1740              18540
 Google Inc.                   COM               38259P508   619      779     SH       SOLE                 110               669
 HCP Inc.                      COM               40414L109   464      9300    SH       SOLE                 700               8600
 Health Care Reit              COM               42217K106   2400     35340   SH       SOLE                 3300              32040
 HMS Holdings Corp             COM               40425J101   1988     73230   SH       SOLE                 10700             62530
 Holly Energy Prtnrs           LP INT UNIT       435763107   3848     95948   SH       SOLE                 18040             77908
 Hormel Foods                  COM               440452100   384      9300    SH       SOLE                 0                 9300
 IDEXX Labs                    COM               45168D104   3445     37290   SH       SOLE                 3100              34190
 Ignite Restaurant             COM               451730105   1314     89480   SH       SOLE                 12560             76920
 Illumina Inc                  COM               452327109   595      11030   SH       SOLE                 0                 11030
 Intuitive Surgical            COM               46120E602   1223     2490    SH       SOLE                 220               2270
 ITC Holdings                  COM               465685105   5899     66092   SH       SOLE                 6850              59242
 JPM Alerian MLP               COM               46625H365   2956     65001   SH       SOLE                 9800              55201
 Kayne Andrsn Midstrm          COM               48661E108   3007     90585   SH       SOLE                 16650             73935
 LKQ Corp                      COM               501889208   4429     203520  SH       SOLE                 17000             186520
 Magellan Midstream            LP INT UNIT       559080106   2522     47200   SH       SOLE                 1780              45420
 Masimo Corp                   COM               574795100   1422     72490   SH       SOLE                 20850             51640
 Matrix Service Co.            COM               576853105   1400     93955   SH       SOLE                 19850             74105
 McDonald's                    COM               580135101   330      3310    SH       SOLE                 0                 3310
 Mid-Am. Apt. Cmnty's          COM               59522J103   1755     25416   SH       SOLE                 1680              23736
 Middleby Corp                 COM               596278101   4397     28900   SH       SOLE                 3690              25210
 Monotype Imaging              COM               61022P100   3311     139421  SH       SOLE                 25030             114391
 National Instruments          COM               636518102   7092     216558  SH       SOLE                 26825             189733
 NextEra Energy                COM               302571104   2516     32385   SH       SOLE                 1690              30695
 NIC Inc                       COM               62914B100   308      16100   SH       SOLE                 3700              12400
 Noble Energy Inc              COM               655044105   3201     27675   SH       SOLE                 2090              25585
 Northwestern Corp             COM               668074305   2083     52260   SH       SOLE                 4450              47810
 Oceaneering Intl Inc          COM               675232102   4354     65560   SH       SOLE                 8890              56670
 Oil States Int'l              COM               678026105   6407     78549   SH       SOLE                 10200             68349
 Omega Healthcare              COM               681936100   914      30090   SH       SOLE                 6500              23590
 Pembina Pipeline              COM               706327103   1317     41675   SH       SOLE                 5500              36175
 Plains All American PL        LP INT UNIT       726503105   10797    191171  SH       SOLE                 23864             167307
 Plains Nat Gas Storage        LP INT UNIT       693139107   2513     117480  SH       SOLE                 17600             99880
 Power Integrations            COM               739276103   1329     30620   SH       SOLE                 3910              26710
 Preformed Line Prdcts         COM               740444104   1935     27652   SH       SOLE                 3020              24632
 Questar                       COM               748356102   4144     170330  SH       SOLE                 16550             153780
 Rayonier Inc                  COM               754907103   1716     28750   SH       SOLE                 3500              25250
 ResMed Inc                    COM               761152107   3725     80350   SH       SOLE                 15170             65180
 Retail Opportunity            COM               76131N101   3858     275308  SH       SOLE                 27400             247908
 Ritchie Bros Auction          COM               767744105   600      27632   SH       SOLE                 1000              26632
 Ryman Hospitality             COM               78377T107   1132     24750   SH       SOLE                 1900              22850
 Sabra Health Care             COM               78573L106   1544     53225   SH       SOLE                 9600              43625
 Seadrill Ltd                  SHS               G7945E105   4116     110613  SH       SOLE                 15000             95613
 SHFL Entertainment            COM               825549108   2082     125660  SH       SOLE                 31880             93780
 Simon Property                COM               828806109   531      3350    SH       SOLE                 450               2900
 South Jersey Industries       COM               838518108   3181     57219   SH       SOLE                 7350              49869
 Southern Company              COM               842587107   1008     21480   SH       SOLE                 3480              18000
 Stag Industrial               COM               85254C305   4367     205330  SH       SOLE                 30700             174630
 Sun Communities               COM               866674104   1313     26625   SH       SOLE                 7750              18875
 Susser Holdings               COM               869233106   947      18530   SH       SOLE                 3300              15230
 Susser Petroleum              LP INT UNIT       869239103   1464     45050   SH       SOLE                 18650             26400
 Targa Resource Corp           COM               87612G101   975      14340   SH       SOLE                 900               13440
 Titan Machinery Inc           COM               88830R101   1062     38240   SH       SOLE                 7100              31140
 Tyler Technologies            COM               902252105   221      3600    SH       SOLE                 2000              1600
 Valeant Pharm                 COM               91911K102   2576     34340   SH       SOLE                 7220              27120
 Ventas                        COM               92276F100   1558     21291   SH       SOLE                 1500              19791
 Verisk Analytics              CL A              92345Y106   2958     48010   SH       SOLE                 12370             35640
 Xcel Energy                   COM               98389B100   2072     69770   SH       SOLE                 8500              61270




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